TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2020	2019
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	891	941
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	59	23
Acquisition consideration	72	82
	1,022	1,046
Other payables due after one year
Acquisition consideration	93	99
Other payables	1	3
	94	102